Vanguard Mid-Cap Growth Index Fund

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)1
Basic Materials (0.9%)
	CF Industries Holdings Inc.	1,489,482	73,283
	FMC Corp.	445,179	39,033
*	Axalta Coating Systems Ltd.	357,684	10,784
			123,100
Consumer Goods (6.8%)
*	Lululemon Athletica Inc.	796,434	153,337
	McCormick & Co. Inc.	839,480	131,211
	Church & Dwight Co. Inc.	1,685,442	126,813
*	Take-Two Interactive Software Inc.	771,996	96,762
*	NVR Inc.	23,682	88,034
	Lamb Weston Holdings Inc.	993,855	72,273
*	LKQ Corp.	1,997,183	62,811
	Fortune Brands Home & Security Inc.	956,218	52,305
*	Wayfair Inc.	420,192	47,112
*	WABCO Holdings Inc.	349,965	46,808
	Hormel Foods Corp.	909,060	39,753
*	Under Armour Inc. Class A	1,273,198	25,388
*	Under Armour Inc. Class C	1,337,544	24,250
			966,857
Consumer Services (9.6%)
*	Dollar Tree Inc.	1,620,797	185,030
*	Chipotle Mexican Grill Inc. Class A	189,099	158,932
	Expedia Group Inc.	865,396	116,318
*	Copart Inc.	1,328,408	106,711
*	Ulta Beauty Inc.	378,842	94,957
	Tractor Supply Co.	813,637	73,585
	Domino's Pizza Inc.	281,264	68,794
*	Altice USA Inc. Class A	2,394,277	68,668
	Wynn Resorts Ltd.	623,947	67,836
	FactSet Research Systems Inc.	260,887	63,388
*	Live Nation Entertainment Inc.	944,783	62,677
*	Roku Inc.	553,977	56,373
*	Lyft Inc. Class A	1,337,761	54,634
*	CarMax Inc.	564,931	49,714
	Tiffany & Co.	392,171	36,327
	Rollins Inc.	1,007,259	34,317
	Vail Resorts Inc.	137,351	31,256
*,^ Carvana Co. Class A		169,244	11,170
*	Chewy Inc.	310,592	7,634
*	Norwegian Cruise Line Holdings Ltd.	141,906	7,346
*	TripAdvisor Inc.	70,870	2,741
	Hyatt Hotels Corp. Class A	987	73
			1,358,481
Financials (18.5%)
	SBA Communications Corp. Class A	771,262	185,990
	Digital Realty Trust Inc.	1,421,123	184,476
*	IHS Markit Ltd.	2,598,583	173,793
	Realty Income Corp.	2,169,732	166,375

Essex Property Trust Inc.	448,115	146,377
MSCI Inc. Class A	548,798	119,501
Alexandria Real Estate Equities Inc.	773,109	119,090
Equifax Inc.	824,610	115,998
* CBRE Group Inc. Class A	2,179,056	115,512
First Republic Bank	1,125,069	108,794
* Markel Corp.	89,604	105,903
AvalonBay Communities Inc.	475,857	102,466
Mid-America Apartment Communities Inc.	777,285	101,055
Invitation Homes Inc.	3,333,744	98,712
Extra Space Storage Inc.	832,323	97,232
Cboe Global Markets Inc.	761,764	87,534
Regency Centers Corp.	1,142,133	79,367
* SVB Financial Group	351,599	73,466
E*TRADE Financial Corp.	1,635,432	71,452
Federal Realty Investment Trust	510,849	69,547
Iron Mountain Inc.	1,958,158	63,425
Arthur J Gallagher & Co.	634,488	56,831
SEI Investments Co.	875,864	51,899
Sun Communities Inc.	293,046	43,503
MarketAxess Holdings Inc.	122,436	40,098
Vornado Realty Trust	587,137	37,383
Moody's Corp.	1,737	356
		2,616,135
Health Care (11.5%)
* IQVIA Holdings Inc.	1,202,592	179,643
* IDEXX Laboratories Inc.	587,319	159,710
ResMed Inc.	980,157	132,429
* Centene Corp.	2,680,478	115,957
Teleflex Inc.	315,357	107,143
Cooper Cos. Inc.	337,588	100,264
* DexCom Inc.	622,038	92,833
* Incyte Corp.	1,247,004	92,565
* WellCare Health Plans Inc.	343,361	88,989
* Align Technology Inc.	490,389	88,721
* BioMarin Pharmaceutical Inc.	1,224,199	82,511
* Exact Sciences Corp.	883,185	79,813
* Varian Medical Systems Inc.	621,200	73,979
* Seattle Genetics Inc.	811,027	69,262
* Alnylam Pharmaceuticals Inc.	758,506	60,999
* ABIOMED Inc.	294,094	52,316
* Jazz Pharmaceuticals plc	367,313	47,067
* Nektar Therapeutics Class A	2,011	37
		1,624,238
Industrials (24.1%)
Amphenol Corp. Class A	2,028,979	195,796
TransDigm Group Inc.	345,561	179,923
* FleetCor Technologies Inc.	590,305	169,288
Verisk Analytics Inc. Class A	1,059,553	167,558
Waste Connections Inc.	1,798,632	165,474
Cintas Corp.	594,213	159,308
Global Payments Inc.	976,287	155,230
* CoStar Group Inc.	249,288	147,878
AMETEK Inc.	1,557,560	143,015
Vulcan Materials Co.	902,417	136,481
Fastenal Co.	3,912,070	127,807

*	Mettler-Toledo International Inc.	167,884	118,257
	Martin Marietta Materials Inc.	425,939	116,750
	TransUnion	1,280,990	103,901
	Xylem Inc.	1,228,455	97,810
	Broadridge Financial Solutions Inc.	779,063	96,939
*	Waters Corp.	432,660	96,583
	Kansas City Southern	681,568	90,655
	Wabtec Corp.	1,242,405	89,279
	Expeditors International of Washington Inc.	1,164,884	86,539
	Old Dominion Freight Line Inc.	491,221	83,493
	Ball Corp.	1,132,105	82,429
	Masco Corp.	1,974,561	82,300
*	Square Inc.	1,168,118	72,365
*	Trimble Inc.	1,717,242	66,646
	JB Hunt Transport Services Inc.	582,711	64,477
	HEICO Corp. Class A	484,953	47,191
	Jack Henry & Associates Inc.	262,090	38,257
	HEICO Corp.	280,012	34,968
*	IPG Photonics Corp.	236,283	32,040
*	Sensata Technologies Holding plc	550,754	27,571
	Cognex Corp.	554,343	27,235
	Roper Technologies Inc.	68,376	24,383
	AO Smith Corp.	471,528	22,497
*	XPO Logistics Inc.	313,513	22,438
	Robert Half International Inc.	380,058	21,154
	Packaging Corp. of America	65,055	6,902
*	United Rentals Inc.	51,727	6,447
*	Fiserv Inc.	15,011	1,555
^	ADT Inc.	79,128	496
			3,409,315
Oil & Gas (5.4%)
	ONEOK Inc.	2,817,269	207,604
	Diamondback Energy Inc.	1,112,045	99,984
*	Cheniere Energy Inc.	1,576,291	99,401
	Concho Resources Inc.	1,371,676	93,137
	Targa Resources Corp.	1,588,330	63,803
	Hess Corp.	935,100	56,555
	Cabot Oil & Gas Corp.	2,854,588	50,155
	Noble Energy Inc.	1,632,580	36,668
	Apache Corp.	1,282,940	32,843
*	Continental Resources Inc.	509,266	15,680
	Cimarex Energy Co.	121	6
			755,836
Technology (22.7%)
*	Advanced Micro Devices Inc.	7,405,481	214,685
*	Twitter Inc.	5,009,436	206,389
	Xilinx Inc.	1,723,215	165,256
	Microchip Technology Inc.	1,623,744	150,862
	Cerner Corp.	2,063,565	140,673
*	Synopsys Inc.	1,024,878	140,664
*	VeriSign Inc.	726,139	136,972
*	Veeva Systems Inc. Class A	887,244	135,473
*	ANSYS Inc.	573,541	126,959
*	Palo Alto Networks Inc.	621,894	126,761
*	Cadence Design Systems Inc.	1,910,709	126,260
*	Splunk Inc.	1,024,259	120,719

*	IAC/InterActiveCorp			535,481	116,719
*	Snap Inc.			6,399,833	101,117
*	Akamai Technologies Inc.			1,068,460	97,636
	Skyworks Solutions Inc.			1,171,478	92,840
*	Arista Networks Inc.			365,946	87,432
	KLA Corp.			543,126	86,601
*	Twilio Inc. Class A			787,369	86,579
*	Gartner Inc.			583,645	83,455
	Citrix Systems Inc.			848,111	81,860
*	GoDaddy Inc. Class A			1,206,407	79,599
*	Fortinet Inc.			991,279	76,091
	SS&C Technologies Holdings Inc.			1,470,910	75,855
*	Paycom Software Inc.			338,597	70,933
*	Okta Inc.			708,706	69,779
*	Black Knight Inc.			967,748	59,091
*	Dropbox Inc. Class A			1,461,740	29,483
*	F5 Networks Inc.			205,488	28,855
*,^ Pinterest Inc. Class A				1,055,822	27,926
^	Match Group Inc.			364,084	26,010
*,^ Slack Technologies Inc. Class A				1,060,449	25,164
*,^ Crowdstrike Holdings Inc. Class A				141,311	8,240
*	Datadog Inc. Class A			163,658	5,550
	CDK Global Inc.			78,967	3,797
	L3Harris Technologies Inc.			305	64
					3,212,349
Telecommunications (0.4%)
*	Zayo Group Holdings Inc.			1,370,660	46,465
*,^ Zoom Video Communications Inc. Class A				163,952	12,493
					58,958
Utilities (0.2%)
	NRG Energy Inc.			821,302	32,524
Total Common Stocks (Cost $11,245,252)					14,157,793
		Coupon
Temporary Cash Investments (0.5%)1
Money Market Fund (0.5%)
2,3 Vanguard Market Liquidity Fund		2.098%		671,106	67,117

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.0%)
4	United States Treasury Bill	1.997%	12/26/19	1,775	1,768
Total Temporary Cash Investments (Cost $68,877)					68,885
Total Investments (100.6%) (Cost $11,314,129)					14,226,678
Other Asset and Liabilities-Net (-0.6%)3					(84,564)
Net Assets (100%)					14,142,114

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $66,041,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.4% and 0.2%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $66,981,000 was received for securities on loan.

4 Securities with a value of $1,568,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2019	210	31,274	(232)
E-mini S&P Mid-Cap 400 Index	December 2019	29	5,620	(81)
				(313)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs.
The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mid-Cap Growth Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	14,157,793	—	—
Temporary Cash Investments	67,117	1,768	—
Futures Contracts—Assets[1]	150	—	—
Total	14,225,060	1,768	—
1 Represents variation margin on the last day of the reporting period.